RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due From Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 06, 2018	Dec. 31, 2017		Dec. 31, 2016
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ 153,880			$ 8,591		$ 0
Beijing Infinities [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	60,000			0		0
Oak Pacific Investment [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ 93,880	[1]		0	[1]	0
Suzhou Youge Interconnection Venture Capital Center [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties			$ 0	$ 8,591		$ 0

[1]	The balance represents the US$90 million note issued by Oak Pacific Investment to Renren and US$3.88 million accrued interest expenses. In connection with the private placement transaction completed on June 21, 2018, OPI issued a note to Renren with an interest rate of 8% per year. The term of the note is the earlier of five years and the date upon which OPI and its subsidiaries no longer hold any shares of Social Finance Inc. In March 2019, the interest rate was increased to 8.5% per year in connection with a refinancing of Oak Pacific Investment’s debt obligations.